SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

EVERGREEN BALANCED FUNDS

I.              Evergreen Balanced Fund (the "Fund")

                Effective July 1, 2006, First International Advisors, LLC d/b/a Evergreen International Advisors will serve as an additional sub-advisor to the Fund.

The section entitled “Sub-Advisory Fees Paid” in the Fund’s Statement of Additional Information (SAI) is amended as follows:

TattersallAdvisory Group, Inc. (TAG), a subsidiary of Wachovia Corporation, acts as the sub-advisor to the domestic fixed income portion of the Fund. EIMC has entered into a sub-advisory agreement with TAG under which EIMC pays TAG a fee at the annual rate of 0.18% of the average daily net assets of the Fund.

First International Advisors, LLC, d/b/a Evergreen International Advisors (EIA), a subsidiary of Wachovia Corporation, acts as the sub-advisor with respect to the international fixed income portion of the Fund. EIMC has entered into a sub-advisory agreement with EIA under which EIMC pays EIA a fee at the annual rate of 0.03% of the average daily total assets of the Fund.

Under "Other Funds and Accounts Managed" in the Fund’s SAI, the table which provides information listing the registered investment companies and other pooled investment vehicles and accounts managed by the portfolio managers of the Fund as of March 31, 2006 is revised to reflect the following information:

Portfolio Manager		(Assets in thousands)
Anthony Norris	Assets of registered investment companies managed
	Evergreen Strategic Income Fund [1]	359,805.9
	Evergreen VA Strategic Income Fund [1]	90,519.1
	Evergreen International Bond Fund	979,595.2
	Evergreen International Balanced Income Fund [1]	228,534.7
	Evergreen Managed Income Fund [1]	1,171,118.8
	TOTAL..........................................................................................................	$ 2,829,573.7
	Those subject to performance fee..................................................................	0
	Number of other pooled investment vehicles managed..................................	8
	Assets of other pooled investment vehicles managed....................................	$ 170,787.9
	Number of those subject to performance fee.................................................	0
	Number of separate accounts managed..........................................................	26
	Assets of separate accounts managed............................................................	$ 13,675,161.9
	Number of those subject to performance fee.................................................	0

Peter Wilson	Assets of registered investment companies managed
	Evergreen Strategic Income Fund [2]	359,805.9
	Evergreen VA Strategic Income Fund [2]	90,519.1
	Evergreen International Bond Fund	979,595.2
	Evergreen International Balanced Income Fund [2]	228,534.7
	Evergreen Managed Income Fund [2]	1,171,118.8
	TOTAL..........................................................................................................	$ 2,829,573.7
	Those subject to performance fee..................................................................	0
	Number of other pooled investment vehicles managed..................................	8

	Assets of other pooled investment vehicles managed....................................	$ 170,787.9
	Number of those subject to performance fee.................................................	0
	Number of separate accounts managed..........................................................	26
	Assets of separate accounts managed............................................................	$ 13,675,161.9
	Number of those subject to performance fee.................................................	0

Alex Perrin	Assets of registered investment companies managed
	Evergreen Strategic Income Fund [3]	359,805.9
	Evergreen VA Strategic Income Fund [3]	90,519.1
	Evergreen International Bond Fund	979,595.2
	Evergreen International Balanced Income Fund [3]	228,534.7
	Evergreen Managed Income Fund [3]	1,171,118.8
	TOTAL..........................................................................................................	$ 2,829,573.7
	Those subject to performance fee..................................................................	0
	Number of other pooled investment vehicles managed..................................	8
	Assets of other pooled investment vehicles managed....................................	$ 170,787.9
	Number of those subject to performance fee.................................................	0
	Number of separate accounts managed..........................................................	26
	Assets of separate accounts managed............................................................	$ 13,675,161.9
	Number of those subject to performance fee.................................................	0

Michael Lee	Assets of registered investment companies managed
	Evergreen Strategic Income Fund [4]	359,805.9
	Evergreen VA Strategic Income Fund [4]	90,519.1
	Evergreen International Bond Fund	979,595.2
	Evergreen International Balanced Income Fund [4]	228,534.7
	Evergreen Managed Income Fund [4]	1,171,118.8
	TOTAL..........................................................................................................	$ 2,829,573.7
	Those subject to performance fee..................................................................	0
	Number of other pooled investment vehicles managed..................................	8
	Assets of other pooled investment vehicles managed....................................	$ 170,787.9
	Number of those subject to performance fee.................................................	0
	Number of separate accounts managed..........................................................	26
	Assets of separate accounts managed............................................................	$ 13,675,161.9
	Number of those subject to performance fee.................................................	0

1 Mr. Norris is not fully responsible for the management of the entire portfolios of Evergreen International Balanced Income Fund, Evergreen Managed Income Fund, Evergreen Strategic Income Fund and Evergreen VA Strategic Income Fund.  As of May 31, 2006, he was responsible only for approximately $508.5 million of the $1,850.0 million in assets in these funds.

2 Mr. Wilson is not fully responsible for the management of the entire portfolios of Evergreen International Balanced Income Fund, Evergreen Managed Income Fund, Evergreen Strategic Income Fund and Evergreen VA Strategic Income Fund.  As of May 31, 2006, he was responsible only for approximately $508.5 million of the $1,850.0 million in assets in these funds

3 Mr. Perrin is not fully responsible for the management of the entire portfolios of Evergreen International Balanced Income Fund, Evergreen Managed Income Fund, Evergreen Strategic Income Fund and Evergreen VA Strategic Income Fund.  As of May 31, 2006, he was responsible only for approximately $508.5 million of the $1,850.0 million in assets in these funds.

4 Mr. Lee is not fully responsible for the management of the entire portfolios of Evergreen International Balanced Income Fund, Evergreen Managed Income Fund, Evergreen Strategic Income Fund and Evergreen VA Strategic Income Fund.  As of May 31, 2006, he was responsible only for approximately $508.5 million of the $1,850.0 million in assets in these funds

Under "Compensation," the table which lists the investment performance benchmarks by which each portfolio manager’s bonus was determined for the calendar year 2004 is updated with the following information:

Portfolio Manager

Anthony Norris....................................	Lipper Global Income Lipper Institutional Money Market Lipper International Income Lipper Multi Sector Income Index Lipper Global Income CE Index
Peter Wilson.........................................	Lipper Global Income Lipper Institutional Money Market Lipper International Income Lipper Multi Sector Income Index Lipper Global Income CE Index
Alex Perrin.............................................	Lipper Global Income Lipper Institutional Money Market Lipper International Income Lipper Multi Sector Income Index Lipper Global Income CE Index
Michael Lee...........................................	Lipper Global Income Lipper Institutional Money Market Lipper International Income Lipper Multi Sector Income Index Lipper Global Income CE Index

Under "Fund Holdings," the table which presents the dollar range of investment each portfolio manager beneficially holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) as of the March 31, 2006 is revised to include the following information:

Evergreen Balanced Fund

Anthony Norris....................................
$0[1]
Peter Wilson.........................................
$0[1]
Alex Perrin.............................................
$0[1]
Michael Lee...........................................
$0[1]

1 Messrs. Norris, Wilson, Perrin and Lee are non-U.S. residents and therefore do not hold shares of the Evergreen funds.

Evergreen Family of Funds

Anthony Norris....................................
$0[1]
Peter Wilson.........................................
$0[1]
Alex Perrin.............................................
$0[1]
Michael Lee...........................................
$0[1]

1 Messrs. Norris, Wilson, Perrin and Lee are non-U.S. residents and therefore do not hold shares of the Evergreen funds.

The sections entitled “Conflicts of Interest” and “Compensation” in the Fund’s SAI are updated with the following information:

Conflicts of Interest.  Portfolio managers may experience certain conflicts of interest in managing the Fund’s investments, on the one hand, and the investments of other accounts, including other Evergreen funds, on the other.   For example, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, thatmay be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts.EIMC, TAG and EIA have policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities.  EIMC’s policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager or team that might be eligible for a particular investment.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

The management of multiple funds and other accounts may give rise to potential conflicts of interest, particularly if the funds and accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account.  In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to a fund, which may constitute a conflict with the interest of the Fund.  EIMC, TAG and EIA seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managersfocus on a particular investment discipline, such as investing in large capitalization equity securities.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

Neither EIMC, TAG nor EIAreceives a performance fee for its management of the Fund.  EIMC, TAG, EIA and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund—for instance, those that pay a higher advisory fee and/or have a performance fee.  The policies of EIMC, TAG and EIA, however, require that portfolio managers treat all accounts they manage equitably and fairly.

EIMC has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in EIMC’sreasonable judgment, such aggregation is reasonably likely to result generally in lower per share brokerage commission costs.  In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction.  As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts.  In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts.  Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold.  EIMC has also adopted policies and procedures in accordance with Rule 17a-7 under the 1940 Act relating to transfers effected without a broker-dealer between registered investment companies or a registered investment company client and another advisory client, to ensure compliance with the rule and fair and equitable treatment of both clients involved in such transactions.   TAG and EIA have similar policies relating to brokerage, aggregation and fair allocation of trades.

Portfolio managers may also experience certain conflicts between their own personal interests and the interests of the accounts they manage, including the Fund.  One potential conflict arises from the weighting methodology used in determining bonuses, as described below, which may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her bonus.  Another potential conflict may arise if a portfolio manager were to have a larger personal investment in one fund than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the fund in which he or she holds a larger stake.  EIMC’s Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager’s activities outside EIMC by prohibiting, without prior written approval from the Code of Ethics Compliance Officer, portfolio managers from participating in investment clubs and from providing investment advice to, or managing, any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of EIMC.  The Codes of Ethics of TAG and EIA have similar provisions.

Compensation.  For EIMC, TAG and EIA, portfolio managers’ compensation consists primarily of a base salary and an annual bonus.  Each portfolio manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record, breadth of management responsibility and comparisons to competitive market data provided by external compensation consultants.  The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year.

The annual bonus has an investment performance component, which accounts for a majority of the annual bonus, and a subjective evaluation component.  The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics).  See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance.  In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%.  In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product.  For example, if a portfolio manager was to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%.  In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets.  For example, a very small fund’s weight within a composite may be increased to create a meaningful contribution.

To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile.  A portfolio manager has the opportunity to maximize the investment component of the incentive payout by generating performance at or above the 25th percentile level.

In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations.  Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

June 20, 2006	576703 (7/06)